Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2011
Cost		$ 5,251,553	$ 4,820,159
Accumulated depreciation		(2,287,928)	(1,441,672)
Net book value	2,963,625	2,963,625	3,378,487
Furniture and fixtures [Member]
Cost		20,854	20,854
Accumulated depreciation		(10,334)	(7,355)
Net book value		10,520	13,499
Computers and equipment [Member]
Cost		15,171	45,370
Accumulated depreciation		(10,129)	(33,800)
Net book value		5,042	11,570
Land [Member]
Cost		30,000	30,000
Accumulated depreciation		0	0
Net book value		30,000	30,000
Site improvements [Member]
Cost		2,925,731	2,925,731
Accumulated depreciation		(1,459,137)	(911,898)
Net book value		1,466,594	2,013,833
Site equipment [Member]
Cost		1,736,202	1,274,609
Accumulated depreciation		(653,759)	(388,769)
Net book value		1,082,443	885,840
Vehicles [Member]
Cost		23,595	23,595
Accumulated depreciation		(21,236)	(16,517)
Net book value		2,359	7,078
Building [Member]
Cost		500,000	500,000
Accumulated depreciation		(133,333)	(83,333)
Net book value		$ 366,667	$ 416,667